7. Income Taxes (Details - Tax rates)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Tax benefit calculated at statutory rate	35.00%	35.00%
Expense not deductible	(0.37%)	(0.19%)
Merger costs		(1.64%)
Impairment of goodwill		(10.87%)
Changes to valuation allowance	(34.63%)	(22.30%)
Provision for income taxes	0.00%	0.00%